PROVISIONS - Assumptions Used for Provisions (Details) - Environmental rehabilitation provision - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Macassa Mine Complex
Disclosure of other provisions [line items]
Inflation Rate	2.00%	2.00%
Undiscounted estimated closure costs	$ 13,727	$ 18,068
Holt Complex
Disclosure of other provisions [line items]
Inflation Rate	2.00%	1.69%
Risk free rate		3.89%
Undiscounted estimated closure costs	$ 11,152	$ 8,716
Fosterville Gold Mine
Disclosure of other provisions [line items]
Inflation Rate	2.50%	2.50%
Risk free rate	2.295%	2.32%
Undiscounted estimated closure costs	$ 8,238	$ 8,570
Northern Territory Operations
Disclosure of other provisions [line items]
Inflation Rate	2.50%	2.50%
Risk free rate		1.96%
Undiscounted estimated closure costs	$ 30,655	$ 22,495
Stawell Mine
Disclosure of other provisions [line items]
Inflation Rate		2.50%
Risk free rate		1.96%
Undiscounted estimated closure costs		$ 5,978
Bottom of range | Macassa Mine Complex
Disclosure of other provisions [line items]
Risk free rate	2.45%	2.14%
Bottom of range | Holt Complex
Disclosure of other provisions [line items]
Risk free rate	1.59%
Bottom of range | Northern Territory Operations
Disclosure of other provisions [line items]
Risk free rate	2.04%
Top of range | Macassa Mine Complex
Disclosure of other provisions [line items]
Risk free rate	2.51%	2.40%
Top of range | Holt Complex
Disclosure of other provisions [line items]
Risk free rate	2.51%
Top of range | Northern Territory Operations
Disclosure of other provisions [line items]
Risk free rate	2.61%